Schedule of segment assets and liabilities (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
ScheduleOfSegmentAssetsAndLiabilitiesLineItems [Line Items]
Total assets		$ 272,355,560	$ 294,003
Current liabilities		56,585,894	5,034,978
Non-current liabilities		4,756,103	38,291
Total liabilities		61,341,997	5,073,269
NET ASSETS / (LIABILITIES)		211,013,563	$ (4,779,266)
Braiin corporate [member]
ScheduleOfSegmentAssetsAndLiabilitiesLineItems [Line Items]
Total assets		1,372,268
Current liabilities		27,121,010
Non-current liabilities		4,000,603
Total liabilities		31,121,613
NET ASSETS / (LIABILITIES)		(29,749,345)
VIS Networks Private Limited [Member]
ScheduleOfSegmentAssetsAndLiabilitiesLineItems [Line Items]
Total assets	[1]	91,813,143
Current liabilities	[1]	27,998,920
Non-current liabilities	[1]	755,500
Total liabilities	[1]	28,754,420
NET ASSETS / (LIABILITIES)	[1]	63,058,723
Vega Global Technologies Pty Ltd [member]
ScheduleOfSegmentAssetsAndLiabilitiesLineItems [Line Items]
Total assets	[1]	84,206,189
Current liabilities	[1]	1,156,706
Non-current liabilities	[1]
Total liabilities	[1]	1,156,706
NET ASSETS / (LIABILITIES)	[1]	83,049,483
Connect Simple Pty Ltd [member]
ScheduleOfSegmentAssetsAndLiabilitiesLineItems [Line Items]
Total assets	[1]	94,963,960
Current liabilities	[1]	309,258
Non-current liabilities	[1]
Total liabilities	[1]	309,258
NET ASSETS / (LIABILITIES)	[1]	$ 94,654,702

[1]	VIS, Vega and Connect Simple were acquired on 12 February 2026, and their results cover the period from that date to 30 June 2026 only. Before the acquisitions the Group had a single operating segment, being the activities now reported as Braiin corporate, whose results are those of the Group as a whole for the years ended 30 June 2025 and 2024; no comparative segment information is therefore presented. The Braiin corporate segment covers the full year and includes the share-based payment charge and the professional and legal costs of the Nasdaq listing and the acquisitions. Goodwill is presented in the segment of the business acquired, and the total assets of the VIS, Vega and Connect Simple segments include the goodwill allocated to them. A breakdown of goodwill by cash-generating unit is set out in Note 25. The deferred consideration on the acquisition of the VIS group, and the related exchange differences, are presented within Braiin corporate.